COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Note 13. COMMITMENTS AND CONTINGENCIES

Real Estate Leases

The Company leases its facilities under various operating lease agreements, which contain renewal options and escalation provisions. Rent expense was $1,570,000 and $1,376,000 for the years ended December 31, 2012 and 2011, respectively. The Company is responsible for paying all operating costs under the terms of the leases. As of December 31, 2012, the aggregate future minimum lease payments are as follows:

	Plant Avenue	Fifth Avenue	Lamar Street
For the year ending	Annual Rent	Annual Rent	Annual Rent	Total Rents
December 31, 2013	$596,000	$644,000	$360,000	$1,600,000
December 31, 2014	614,000	664,000	360,000	$1,638,000
December 31, 2015	633,000	684,000	360,000	$1,677,000
December 31, 2016	-	704,000	360,000	$1,064,000
December 31, 2017	-	725,000	360,000	$1,085,000
Thereafter	-	7,348,000	300,000	$7,648,000
Total Rents	$1,843,000	$10,769,000	$2,100,000	$14,712,000

The leases provide for scheduled increases in base rent. Rent expense is charged to operations using the straight-line method over the term of the lease which results in rent expense being charged to operations at inception of the lease in excess of required lease payments. This excess is shown as deferred rent in the accompanying balance sheet.

One of the Company’s former subsidiaries was located in the Plant Avenue facility and following discontinuing operations, a portion of the facility was vacant. The Company recorded a charge for $579,000 at December 31, 2009 representing the estimated discounted future cost of part of the Plant Avenue facility.

As of December 31, 2012, the estimated discounted future cost will be charged to expense as follows:

For the year ending	Amount
December 31, 2013	$85,000
December 31, 2014	71,000
December 31, 2015	56,000
Total future minimum lease payments	212,000
Less: current portion	(85,000)
Total Long-Term Portion	$127,000

On July 1, 2010, the Company entered into a sub-lease with a third party to rent a portion of the vacant space at the Plant Avenue facility.  Under the terms of the sub-lease, the sub-tenant would occupy approximately 17,787 square feet for the months of July 2010 through October 2010.  Beginning in November 2010, the sub-tenant would occupy approximately 27,787 square feet.  The space is being sub-leased for $3.00 per square foot, with a discount in the first month of 50%.  The sub-lease is a month-to-month lease and can be terminated by either party with 90 days written notice.

Litigation

Sigma Metals, Inc. (“Sigma”):  Several former vendors to Sigma, a former subsidiary of the Company, had commenced legal action against Sigma seeking to recover amounts owed to them. All of these have been settled except for one that is still deciding whether to commence litigation seeking the recovery of approximately $71,000.  Settlement discussions have commenced with this vendor but there is not yet a definitive resolution.